Land Use Rights, Net (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Land Use Rights, Net

	2024	2025
	(RMB in thousands)
Gross carrying amount	1,032,000	1,032,000
Accumulated amortization	(169,133)	(203,533)
Net carrying amount	862,867	828,467

Schedule of Amortization Expenses For Future Periods

As of December 31, 2025, amortization expenses for future periods are estimated to be as follows:

2025
(RMB in thousands)
2026	34,400
2027	34,400
2028	34,400
2029	34,400
2030	34,400
Thereafter	656,467
Total expected amortization expenses	828,467